Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance	2,821,592
Number of options, Granted	775,458
Number of options, Exercised	(1,060,830)
Number of options, Forfeited	(948,606)
Number of options, Outstanding, Ending balance	1,587,614	2,821,592
Number of options, Vested and expected to vest, Ending balance	1,533,724
Number of options, Exercisable, Ending balance	292,352
Weighted average exercise price, Outstanding, Beginning balance	$ 16.66
Weighted average exercise price, Granted	32.17
Weighted average exercise price, Exercised	8.86
Weighted average exercise price, Forfeited	24.30
Weighted average exercise price, Outstanding, Ending balance	24.88	$ 16.66
Weighted average exercise price, Vested or expected to vest	24.84
Weighted average exercise price, Exercisable	13.85
Weighted average grant date fair value, Outstanding, Beginning balance	11.87
Weighted average grant date fair value, Outstanding, Ending balance	19.67	$ 11.87
Weighted average grant date fair value, Vested or expected to vest	19.67
Weighted average grant date fair value, Exercisable	$ 11.65
Weighted average remaining contractual term	8 years 6 months 10 days	8 years 1 month 24 days
Weighted average remaining contractual term, Vested or expected to vest	8 years 6 months 7 days
Weighted average remaining contractual term, Exercisable	6 years 6 months 10 days
Aggregate intrinsic value of share options, Outstanding	$ 63,190	$ 24,329
Aggregate intrinsic value of share options, Vested or expected to vest	61,103
Aggregate intrinsic value of share options, Exercisable	$ 14,857